Marketable securities and securities investments	12 Months Ended
Mar. 31, 2013
Marketable securities and securities investments
7.	Marketable securities and securities investments

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2012				March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,036,946	55,384	(879)	1,091,451	1,106,265	114,806	(463)	1,220,608
Japanese local government bonds	33,513	163	(1)	33,675	66,553	643	(1)	67,195
Japanese corporate bonds	293,885	1,489	(224)	295,150	210,519	1,715	(70)	212,164
Foreign corporate bonds	377,609	4,705	(7,063)	375,251	425,892	17,502	(620)	442,774
Other	22,383	1,548	(6)	23,925	20,607	4,431	(2)	25,036

	1,764,336	63,289	(8,173)	1,819,452	1,829,836	139,097	(1,156)	1,967,777

Equity securities	60,694	53,016	(1,513)	112,197	89,079	44,443	(997)	132,525

Held-to-maturity Securities:
Japanese national government bonds	3,404,069	157,740	(4,499)	3,557,310	3,876,600	545,188	—	4,421,788
Japanese local government bonds	12,592	277	—	12,869	7,195	432	—	7,627
Japanese corporate bonds	31,379	1,501	—	32,880	28,918	3,571	—	32,489
Foreign corporate bonds	46,441	10	—	46,451	52,738	20	—	52,758

	3,494,481	159,528	(4,499)	3,649,510	3,965,451	549,211	—	4,514,662

Total	5,319,511	275,833	(14,185)	5,581,159	5,884,366	732,751	(2,153)	6,614,964

On September 28, 2012, Sony entered into a business alliance agreement and capital alliance agreement with Olympus Corporation (“Olympus”). Under the terms of the capital alliance agreement, Olympus issued 34,387,900 common shares at 1,454 yen per share to Sony through a third-party allotment in two tranches. Accordingly, Sony made an investment of 19,047 million yen on October 23, 2012 for the first third-party allotment of 13,100,000 shares and acquired 4.35% of the total voting rights of Olympus. In addition, Sony made an investment of 30,953 million yen on February 22, 2013 for the second third-party allotment of 21,287,900 shares and acquired an additional 7.07% of the total voting rights of Olympus. As a result, Sony increased its ownership of the total voting rights of Olympus to 11.46%. The investment in Olympus shares is classified as available-for-sale equity securities.

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2013
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	160,018	167,853	5,060	5,068
Due after one year through five years	526,540	536,129	20,124	20,828
Due after five years through ten years	258,717	268,767	31,206	33,720
Due after ten years	884,561	995,028	3,909,061	4,455,046

Total	1,829,836	1,967,777	3,965,451	4,514,662

Proceeds from sales of available-for-sale securities were 532,619 million yen, 177,850 million yen and 143,437 million yen for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. On these sales, gross realized gains were 38,654 million yen, 9,593 million yen and 46,865 million yen and gross realized losses were 2,014 million yen, 1,834 million yen and 527 million yen, respectively.

Marketable securities classified as trading securities at March 31, 2012 and 2013 were 433,491 million yen and 530,787 million yen, respectively, which consist of debt and equity securities.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by a number of non-public companies. The aggregate carrying amounts of the investments in non-public companies at March 31, 2012 and 2013, totaled 93,050 million yen and 68,329 million yen, respectively. Non-public equity investments are primarily valued at cost as fair value is not readily determinable.

With respect to trading securities, primarily in the Financial Services segment, Sony recorded net unrealized losses of 10,768 million yen for the fiscal year ended March 31, 2011, net unrealized gains of 21,216 million yen for the fiscal year ended March 31, 2012 and net unrealized gains of 72,793 million yen for the fiscal year ended March 31, 2013. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013.

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	55,450	(877)	3,048	(2)	58,498	(879)
Japanese local government bonds	2,364	(1)	—	—	2,364	(1)
Japanese corporate bonds	1,034	(196)	25,243	(28)	26,277	(224)
Foreign corporate bonds	68,277	(6,065)	83,650	(998)	151,927	(7,063)
Other	335	(6)	—	—	335	(6)

	127,460	(7,145)	111,941	(1,028)	239,401	(8,173)

Equity securities	4,337	(318)	16,826	(1,195)	21,163	(1,513)

Held-to-maturity Securities:
Japanese national government bonds	—	—	333,702	(4,499)	333,702	(4,499)
Japanese local government bonds	70	(0)	—	—	70	(0)
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	70	(0)	333,702	(4,499)	333,772	(4,499)

Total	131,867	(7,463)	462,469	(6,722)	594,336	(14,185)

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	3,383	(0)	46,796	(463)	50,179	(463)
Japanese local government bonds	592	(1)	—	—	592	(1)
Japanese corporate bonds	4,731	(7)	5,271	(63)	10,002	(70)
Foreign corporate bonds	28,133	(83)	19,228	(537)	47,361	(620)
Other	61	(0)	144	(2)	205	(2)

	36,900	(91)	71,439	(1,065)	108,339	(1,156)

Equity securities	10,458	(933)	75	(64)	10,533	(997)

Held-to-maturity Securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	—	—	—	—	—	—

Total	47,358	(1,024)	71,514	(1,129)	118,872	(2,153)

For the fiscal years ended March 31, 2011, 2012 and 2013, total realized impairment losses were 9,763 million yen, 5,530 million yen and 8,554 million yen, respectively.

At March 31, 2013, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.